HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	AEROSPACE & DEFENSE - 4.0%
8,000	Boeing Company (The)(a)	$ 1,456,080

	BANKING - 6.0%
30,000	Bank of America Corporation	1,193,100
5,000	JPMorgan Chase & Company	1,011,300
		2,204,400
	BEVERAGES - 3.1%
7,000	PepsiCo, Inc.	1,154,510

	BIOTECHNOLOGY & PHARMACEUTICALS - 5.5%
6,000	AbbVie, Inc.	1,029,120
8,000	Merck & Company, Inc.	990,400
		2,019,520
	E-COMMERCE DISCRETIONARY - 4.2%
8,000	Amazon.com, Inc.(a)	1,546,000

	ELECTRIC UTILITIES - 3.6%
17,000	Southern Company (The)	1,318,690

	INSTITUTIONAL FINANCIAL SERVICES - 8.2%
3,500	Goldman Sachs Group, Inc. (The)	1,583,120
15,000	Morgan Stanley	1,457,850
		3,040,970
	INSURANCE - 2.8%
2,500	Berkshire Hathaway, Inc., Class B(a)	1,017,000

	LEISURE FACILITIES & SERVICES - 2.1%
3,000	McDonald's Corporation	764,520

	MACHINERY - 6.2%
3,500	Caterpillar, Inc.	1,165,850
3,000	Deere & Company	1,120,890
		2,286,740

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	OIL & GAS PRODUCERS - 10.5%
10,000	ConocoPhillips	$ 1,143,800
13,000	Exxon Mobil Corporation	1,496,560
15,000	ONEOK, Inc.	1,223,250
		3,863,610
	RETAIL - CONSUMER STAPLES - 10.7%
2,500	Costco Wholesale Corporation	2,124,975
27,000	Walmart, Inc.	1,828,170
		3,953,145
	SEMICONDUCTORS – 13.0%
24,750	NVIDIA Corporation	3,057,615
10,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,738,100
		4,795,715
	SOFTWARE - 6.1%
5,000	Microsoft Corporation	2,234,750

	TECHNOLOGY HARDWARE - 6.9%
12,000	Apple, Inc.	2,527,440

	TRANSPORTATION & LOGISTICS - 5.3%
15,000	Delta Air Lines, Inc.	711,600
5,500	Union Pacific Corporation	1,244,430
		1,956,030

	TOTAL COMMON STOCKS (Cost $20,927,966)	36,139,120

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
705,082	First American Treasury Obligations Fund, Class X, 5.21% (Cost $705,082)(b)	705,082

	TOTAL INVESTMENTS - 100.1% (Cost $21,633,048)	$ 36,844,202
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(37,145)
	NET ASSETS - 100.0%	$ 36,807,057

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

ADR	- American Depositary Receipt
LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.4%
	APPAREL & TEXTILE PRODUCTS - 3.3%
150,000	On Holding A.G.(a)	$ 5,820,000

	BANKING - 4.4%
350,000	Banc of California, Inc.	4,473,000
200,000	First Horizon Corporation	3,154,000
		7,627,000
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.7%
450,000	Ironwood Pharmaceuticals, Inc.(a)	2,934,000
25,000	Novo Nordisk A/S - ADR	3,568,500
		6,502,500
	CONSTRUCTION MATERIALS - 3.8%
15,000	Eagle Materials, Inc.	3,261,900
20,000	Owens Corning	3,474,400
		6,736,300
	E-COMMERCE DISCRETIONARY - 1.8%
750,000	Stitch Fix, Inc., Class A(a)	3,112,500

	ELECTRICAL EQUIPMENT - 2.2%
45,000	Vertiv Holdings Company	3,895,650

	ENGINEERING & CONSTRUCTION - 1.4%
30,000	Arcosa, Inc.	2,502,300

	FOOD - 2.0%
60,000	Tyson Foods, Inc., Class A	3,428,400

	HOME CONSTRUCTION - 1.4%
45,000	Taylor Morrison Home Corporation(a)	2,494,800

	INTERNET MEDIA & SERVICES - 12.4%
40,000	Airbnb, Inc., Class A(a)	6,065,200
150,000	Maplebear, Inc.(a)	4,821,000
150,000	Uber Technologies, Inc.(a)	10,902,000
		21,788,200

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	LEISURE FACILITIES & SERVICES - 11.5%
225,000	DraftKings, Inc., Class A(a)	$ 8,588,250
350,000	Norwegian Cruise Line Holdings Ltd.(a)	6,576,500
55,000	Wynn Resorts Ltd.	4,922,500
		20,087,250
	LEISURE PRODUCTS - 1.8%
200,000	Topgolf Callaway Brands Corporation(a)	3,060,000

	MACHINERY - 1.4%
70,000	Symbotic, Inc.(a)	2,461,200

	METALS & MINING - 6.8%
300,000	Cleveland-Cliffs, Inc.(a)	4,617,000
150,000	Freeport-McMoRan, Inc.	7,290,000
		11,907,000
	OIL & GAS PRODUCERS - 11.2%
45,000	Chesapeake Energy Corporation	3,698,550
200,000	Matador Resources Company	11,920,000
250,000	Permian Resources Corporation	4,037,500
		19,656,050
	REAL ESTATE INVESTMENT TRUSTS - 5.0%
12,000	Texas Pacific Land Corporation	8,811,240

	SEMICONDUCTORS – 10.0%
45,000	Coherent Corporation(a)	3,260,700
35,000	Micron Technology, Inc.	4,603,550
50,000	NVIDIA Corporation	6,177,000
50,000	ON Semiconductor Corporation(a)	3,427,500
		17,468,750
	SOFTWARE - 5.8%
15,000	CyberArk Software Ltd.(a)	4,101,300
100,000	DoubleVerify Holdings, Inc.(a)	1,947,000
150,000	Evolent Health, Inc., Class A(a)	2,868,000
473,717	Upland Software, Inc.(a)	1,179,555
		10,095,855

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares						Fair Value
	COMMON STOCKS — 94.4% (Continued)
	TECHNOLOGY HARDWARE - 1.5%
125,000	Hewlett Packard Enterprise Company					$ 2,646,250

	TECHNOLOGY SERVICES - 3.0%
85,000	Kyndryl Holdings, Inc.(a)					2,236,350
40,000	Shift4 Payments, Inc.(a)					2,934,000
						5,170,350

	TOTAL COMMON STOCKS (Cost $114,355,391)					165,271,595

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
1,138,065	First American Treasury Obligations Fund, Class X, 5.21% (Cost $1,138,065)(b)					1,138,065

Contracts(c)
	EQUITY OPTIONS PURCHASED - 4.9%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 4.9%
500	Alphabet, Inc.	USB	12/20/2024	$ 150	$ 9,171,000	2,077,500
425	Builders FirstSource, Inc.	USB	08/16/2024	135	5,882,425	437,750
600	Generac Holdings, Inc.	USB	08/16/2024	100	7,933,200	2,043,000
700	Taiwan Semiconductor Manufacturing Company Ltd.	USB	09/20/2024	120	12,166,700	4,095,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $7,588,753)					8,653,250

	TOTAL INVESTMENTS - 100.0% (Cost $123,082,209)					$ 175,062,910
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(d)					(38,826)
	NET ASSETS - 100.0%					$ 175,024,084

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
REIT	- Real Estate Investment Trust
USB	- US Bank

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 2.1%
185,000	Kratos Defense & Security Solutions, Inc.(a)	$ 3,701,850

	APPAREL & TEXTILE PRODUCTS - 2.7%
120,000	On Holding A.G.(a)	4,656,000

	BANKING - 7.8%
250,000	Banc of California, Inc.	3,195,000
125,000	Hilltop Holdings, Inc.	3,910,000
65,000	Prosperity Bancshares, Inc.	3,974,100
40,000	Texas Capital Bancshares, Inc.(a)	2,445,600
		13,524,700
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.0%
100,000	Halozyme Therapeutics, Inc.(a)	5,236,000

	CONSTRUCTION MATERIALS - 3.8%
30,000	Eagle Materials, Inc.	6,523,800

	CONTAINERS & PACKAGING - 2.4%
160,000	Graphic Packaging Holding Company	4,193,600

	ELECTRICAL EQUIPMENT - 3.1%
15,000	Atkore, Inc.	2,023,950
150,000	Kimball Electronics, Inc.(a)	3,297,000
		5,320,950
	FOOD - 6.0%
60,000	BellRing Brands, Inc.(a)	3,428,400
40,000	Cal-Maine Foods, Inc.	2,444,400
850,000	SunOpta, Inc.(a)	4,590,000
		10,462,800
	HOME CONSTRUCTION - 3.0%
95,000	Taylor Morrison Home Corporation(a)	5,266,800

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSURANCE - 1.2%
16,000	Hanover Insurance Group, Inc. (The)	$ 2,007,040

	LEISURE FACILITIES & SERVICES - 6.4%
140,000	Cinemark Holdings, Inc.(a)	3,026,800
275,000	Norwegian Cruise Line Holdings Ltd.(a)	5,167,250
17,500	Texas Roadhouse, Inc.	3,004,925
		11,198,975
	LEISURE PRODUCTS - 3.9%
25,000	Brunswick Corporation	1,819,250
325,000	Topgolf Callaway Brands Corporation(a)	4,972,500
		6,791,750
	MACHINERY - 1.3%
13,000	Alamo Group, Inc.	2,249,000

	METALS & MINING - 2.9%
325,000	Cleveland-Cliffs, Inc.(a)	5,001,750

	OIL & GAS PRODUCERS - 10.5%
175,000	Matador Resources Company	10,430,000
300,000	Permian Resources Corporation	4,845,000
70,000	SM Energy Company	3,026,100
		18,301,100
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
40,000	Seadrill Ltd.(a)	2,060,000

	REAL ESTATE INVESTMENT TRUSTS - 3.8%
9,000	Texas Pacific Land Corporation	6,608,430

	RETAIL - DISCRETIONARY - 9.1%
55,000	Academy Sports & Outdoors, Inc.	2,928,750
105,000	Ethan Allen Interiors, Inc.	2,928,450
10,000	Group 1 Automotive, Inc.	2,972,800
7,500	RH(a)	1,833,300

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	RETAIL - DISCRETIONARY - 9.1% (Continued)
140,000	Shoe Carnival, Inc.	$ 5,164,600
		15,827,900
	SEMICONDUCTORS - 3.6%
45,000	Diodes, Inc.(a)	3,236,850
75,000	Tower Semiconductor Ltd.(a)	2,948,250
		6,185,100
	SOFTWARE - 7.2%
100,000	Alkami Technology, Inc.(a)	2,848,000
100,000	Digi International, Inc.(a)	2,293,000
80,000	Evolent Health, Inc., Class A(a)	1,529,600
60,000	Varonis Systems, Inc.(a)	2,878,200
170,000	Zeta Global Holdings Corporation(a)	3,000,500
		12,549,300
	SPECIALTY FINANCE - 0.9%
15,000	FirstCash Holdings, Inc.	1,573,200

	STEEL - 2.9%
20,000	Carpenter Technology Corporation	2,191,600
50,000	Commercial Metals Company	2,749,500
		4,941,100
	TECHNOLOGY HARDWARE - 4.6%
60,000	Aviat Networks, Inc.(a)	1,721,400
55,000	Lumentum Holdings, Inc.(a)	2,800,600
75,000	PAR Technology Corporation(a)	3,531,750
		8,053,750
	TECHNOLOGY SERVICES - 1.4%
32,500	Shift4 Payments, Inc.(a)	2,383,875

	TRANSPORTATION & LOGISTICS - 5.1%
90,000	Alaska Air Group, Inc.(a)	3,636,000
25,000	Kirby Corporation(a)	2,993,250
130,000	Navigator Holdings Ltd.	2,269,800
		8,899,050

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $121,054,223)	$ 173,517,820

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
284,508	First American Treasury Obligations Fund, Class X, 5.21% (Cost $284,508)(b)	284,508

	TOTAL INVESTMENTS - 100.1% (Cost $121,338,731)	$ 173,802,328
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(145,155)
	NET ASSETS - 100.0%	$ 173,657,173

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.1%
	BANKING - 16.0%
141,000	Banc of California, Inc.	$ 1,801,980
11,000	BancFirst Corporation	964,700
50,000	Hilltop Holdings, Inc.	1,564,000
64,000	Home BancShares, Inc.	1,533,440
27,000	Texas Capital Bancshares, Inc.(a)	1,650,780
26,000	Triumph Financial, Inc.(a)	2,125,500
		9,640,400
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.0%
34,900	Halozyme Therapeutics, Inc.(a)	1,827,364

	CONSTRUCTION MATERIALS - 3.8%
10,500	Eagle Materials, Inc.	2,283,330

	CONTAINERS & PACKAGING - 0.7%
30,000	Myers Industries, Inc.	401,400

	E-COMMERCE DISCRETIONARY - 1.8%
264,000	Stitch Fix, Inc., Class A(a)	1,095,600

	ELECTRICAL EQUIPMENT - 3.8%
14,565	Bel Fuse, Inc., Class B	950,221
60,400	Kimball Electronics, Inc.(a)	1,327,592
		2,277,813
	ENGINEERING & CONSTRUCTION - 0.8%
110,000	Southland Holdings, Inc.(a)	503,800

	FOOD - 5.0%
20,600	Cal-Maine Foods, Inc.	1,258,866
324,000	SunOpta, Inc.(a)	1,749,600
		3,008,466
	HOME CONSTRUCTION - 3.5%
9,200	Griffon Corporation	587,512
27,500	Taylor Morrison Home Corporation(a)	1,524,600
		2,112,112

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	INSURANCE - 0.9%
34,350	Tiptree, Inc.	$ 566,432

	LEISURE FACILITIES & SERVICES - 2.9%
52,000	Cinemark Holdings, Inc.(a)	1,124,240
80,100	Potbelly Corporation(a)	643,203
		1,767,443
	LEISURE PRODUCTS - 4.2%
17,300	Brunswick Corporation	1,258,921
82,400	Topgolf Callaway Brands Corporation(a)	1,260,720
		2,519,641
	MACHINERY - 3.7%
3,900	Alamo Group, Inc.	674,700
39,500	Ichor Holdings Ltd.(a)	1,522,725
		2,197,425
	METALS & MINING - 2.2%
87,700	Cleveland-Cliffs, Inc.(a)	1,349,703

	OIL & GAS PRODUCERS - 4.7%
9,200	Chord Energy Corporation	1,542,656
8,400	Gulfport Energy Corporation(a)	1,268,400
		2,811,056
	OIL & GAS SERVICES & EQUIPMENT - 4.4%
65,000	Atlas Energy Solutions, Inc.	1,295,450
156,000	ProPetro Holding Corporation(a)	1,352,520
		2,647,970
	REAL ESTATE OWNERS & DEVELOPERS - 2.1%
49,000	Stratus Properties, Inc.(a)	1,235,780

	RETAIL - DISCRETIONARY - 11.4%
22,500	Academy Sports & Outdoors, Inc.	1,198,125
9,000	Builders FirstSource, Inc.(a)	1,245,690
63,700	Ethan Allen Interiors, Inc.	1,776,593
58,000	Shoe Carnival, Inc.	2,139,619

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	RETAIL - DISCRETIONARY - 11.4% (Continued)
49,000	Sleep Number Corporation(a)	$ 468,930
		6,828,957
	SEMICONDUCTORS - 5.8%
12,200	Diodes, Inc.(a)	877,546
39,020	Photronics, Inc.(a)	962,623
41,500	Tower Semiconductor Ltd.(a)	1,631,365
		3,471,534
	STEEL - 3.0%
21,565	Commercial Metals Company	1,185,859
30,600	Metallus, Inc.(a)	620,262
		1,806,121
	TECHNOLOGY HARDWARE - 4.3%
62,330	Aviat Networks, Inc.(a)	1,788,248
66,000	NCR Voyix Corporation(a)	815,100
		2,603,348
	TECHNOLOGY SERVICES - 0.7%
150,000	Research Solutions, Inc.(a)	382,500

	TRANSPORTATION & LOGISTICS - 3.2%
33,000	Marten Transport Ltd.	608,850
73,600	Navigator Holdings Ltd.	1,285,056
		1,893,906
	TRANSPORTATION EQUIPMENT - 2.2%
26,400	Greenbrier Companies, Inc. (The)	1,308,120

	TOTAL COMMON STOCKS (Cost $50,259,680)	56,540,221

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 6.8%
MONEY MARKET FUND - 6.8%
4,122,783	First American Treasury Obligations Fund, Class X, 5.21% (Cost $4,122,783)(b)	$ 4,122,783

	TOTAL INVESTMENTS - 100.9% (Cost $54,382,463)	$ 60,663,004
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(555,836)
	NET ASSETS - 100.0%	$ 60,107,168

LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.